Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 4,180	$ 1,880	$ 210	$ 6,270
CANADA | Ministry of Finance
Total	820			820
CANADA | Ministry of Energy and Resources
Total	550	$ 1,880		2,430
CANADA | Canada Revenue Agency
Total	1,300			1,300
UNITED STATES | United States Department of the Interior Bureau of Land Management
Total			$ 210	210
UNITED STATES | Harrison County Treasurer's Office
Total	190			190
UNITED STATES | Martin County Treasurer's Office
Total	190			190
UNITED STATES | Midland County Treasurer's Office
Total	660			660
UNITED STATES | Reeves County Treasurer's Office
Total	$ 470			$ 470